Financial commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial commitments and contingent liabilities
Schedule of maturity profile of the Group's financial liabilities

	December 31, 2023
($ in thousands)	Leases	Debt payable	Debt interest payable	Other liabilities	Long-term incentive compensation payable	Financial liabilities relating to third-party interests in capital provision assets
2024	2,482	-	109,340	67,956	-	-
2025	2,732	180,000	108,929	4,781	-	-
2026	2,748	223,073	97,904	4,146	-	-
2027	2,755	-	86,750	1,449	-	-
2028	2,763	400,000	74,250	1,344	-	-
Thereafter	6,951	760,000	148,125	1,977	-	-
No contractual maturity date	-	-	-	23,044	162,318	704,196
Total undiscounted cash flows	20,431	1,563,073	625,298	104,697	162,318	704,196
Lease present value adjustment	(4,578)
Lease liabilities	15,853

Schedule of capital provisions for undrawn commitments

	December 31,
($ in thousands)	2023	2022
Definitive	768,311	767,786
Discretionary	977,733	822,348
Total legal finance undrawn commitments	1,746,044	1,590,134
Legal risk (definitive)	55,583	81,193
Total capital provision-direct undrawn commitments	1,801,627	1,671,327
Capital provision-indirect undrawn commitments	71,662	49,400
Total capital provision undrawn commitments	1,873,289	1,720,727

Schedule of components of lease expense

	Years ended December 31,
($ in thousands)	2023	2022	2021
Operating lease cost	2,729	2,280	2,273
Cash paid for amounts included in the measurement of operating lease liabilities	2,175	2,384	2,456

Schedule of right-of-use assets and the related liabilities

	December 31,
	2023	2022
Right-of-use assets	13,851	12,716
Operating lease liabilities	15,853	14,174
Weighted average remaining lease term (years)	7.8	8.0
Weighted average discount rate	6.7%	6.7%